UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2010.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     05/07/2010
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      102

Form 13F Information Table Value Total:    101,808
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
31-March-2010


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None


Agco Corp
COM
001084102
1,056
"29,450"
Sole
N/A
"29,450"
0
0

Alberto Culver Co.
COM
013078100
235
"9,000"
Sole
N/A
"9,000"
0
0

Alkermes Inc
COM
01642t108
577
"44,451"
Sole
N/A
"44,451"
0
0

Alliance One Intl Inc
Com
018772103
2,475
"486,164"
Sole
N/A
"486,164"
0
0

Altria Group, Inc
COM
02209S103
1,836
"89,465"
Sole
N/A
"89,465"
0
0

American Express Co.
COM
025816109
644
"15,614"
Sole
N/A
"15,614"
0
0

Amgen
Com
031162100
205
"3,434"
Sole
N/A
"3,434"
0
0

Andersons Inc.
COM
034164103
916
"27,365"
Sole
N/A
"27,365"
0
0

Apollo Group
Cl A
037604105
429
"7,000"
Sole
N/A
"7,000"
0
0

AT&T, Inc. New
COM
00206R102
415
"16,075"
Sole
N/A
"16,075"
0
0

Automatic Data Processing
Com
053015103
1,276
"28,700"
Sole
N/A
"28,700"
0
0

Bank of America Corp.
Com
060505104
688
"38,561"
Sole
N/A
"38,561"
0
0

Bank of New York Mellon Corp.
Com
064058100
623
"20,166"
Sole
N/A
"20,166"
0
0

Berkshire Hathaway Inc
CL B
084670702
504
"6,200"
Sole
N/A
"6,200"
0
0

BioScrip Inc
Com
09069N108
373
"46,638"
Sole
N/A
"46,638"
0
0

Blount Intl
com
095180105
457
"44,150"
Sole
N/A
"44,150"
0
0

Boeing Co.
COM
097023105
820
"11,297"
Sole
N/A
"11,297"
0
0

Boston Scientific Corp
Com
101137107
269
"37,315"
Sole
N/A
"37,315"
0
0

BP PLC
Sponsored ADR
055622104
941
"16,496"
Sole
N/A
"16,496"
0
0

Bridgepoint Ed Inc.
Com
10807M105
285
"11,600"
Sole
N/A
"11,600"
0
0

British Amern Tob PLC
Sponsored ADR
110448107
365
"5,300"
Sole
N/A
"5,300"
0
0

Career Education Corp.
Com
141665109
228
"7,200"
Sole
N/A
"7,200"
0
0

Chevron Corp New
COM
166764100
1,390
"18,336"
Sole
N/A
"18,336"
0
0

Cisco Sys Inc.
Com
17275R102
206
"7,925"
Sole
N/A
"7,925"
0
0

Citigroup
COM
172967101
530
"130,866"
Sole
N/A
"130,866"
0
0

City Bank Lynnwood
COM
17770A109
24
"21,050"
Sole
N/A
"21,050"
0
0

Coca Cola Co
Com
191216100
2,436
"44,285"
Sole
N/A
"44,285"
0
0

Columbia Sportswear Co.
COM
198516106
344
"6,550"
Sole
N/A
"6,550"
0
0

Comcast Corp. A
COM
20030N101
923
"49,041"
Sole
N/A
"49,041"
0
0

ConocoPhillips
COM
20825C104
1,130
"22,080"
Sole
N/A
"22,080"
0
0

Costco Whsl Corp New
COM
22160k105
1,523
"25,509"
Sole
N/A
"25,509"
0
0

Coventry Health Care Inc
Com
222862104
544
"22,004"
Sole
N/A
"22,004"
0
0

CVS Caremark Corporation
COM
126650100
1,820
"49,772"
Sole
N/A
"49,772"
0
0

Dell Corp
COM
24702R101
599
"39,850"
Sole
N/A
"39,850"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,692
"25,083"
Sole
N/A
"25,083"
0
0

DirecTV Group, Inc.
Com
25459L106
419
"12,387"
Sole
N/A
"12,387"
0
0

Discover FINL SVCS
COM
254709108
239
"16,064"
Sole
N/A
"16,064"
0
0

Dow Chemical Co
COM
260543103
1,706
"57,680"
Sole
N/A
"57,680"
0
0

DR PEPPER SNAPPLE GROUP INC
Com
26138e109
4,331
"123,137"
Sole
N/A
"123,137"
0
0

Du Pont EI De Nemours & Co
COM
263534109
1,007
"27,050"
Sole
N/A
"27,050"
0
0

Express Scripts Inc
Com
302182100
519
"5,100"
Sole
N/A
"5,100"
0
0

Exxon Mobil Corp
COM
30231G102
1,642
"24,515"
Sole
N/A
"24,515"
0
0

Fedex Corp
Com
31428X106
252
"2,700"
Sole
N/A
"2,700"
0
0

Franklin Resources Inc.
COM
354613101
2,434
"21,950"
Sole
N/A
"21,950"
0
0

General Electric Co.
COM
369604103
244
"13,403"
Sole
N/A
"13,403"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,248
"32,410"
Sole
N/A
"32,410"
0
0

Granite Construction Inc.
Com
387328107
337
"11,150"
Sole
N/A
"11,150"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
413
"46,000"
Sole
N/A
"46,000"
0
0

H & R Block Inc.
Com
093671105
864
"48,550"
Sole
N/A
"48,550"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
1,651
"191,975"
Sole
N/A
"191,975"
0
0

Hewlett Packard Co.
COM
428236103
1,011
"19,030"
Sole
N/A
"19,030"
0
0

Home Depot Inc
COM
437076102
1,095
"33,850"
Sole
N/A6
"33,850"
0
0

Ingersoll Rand Company
SHS
G47791101
511
"14,650"
Sole
N/A
"14,650"
0
0

Intel Corp
COM
458140100
409
"18,348"
Sole
N/A
"18,348"
0
0

Interpublic Group Cos Inc.
COM
460690100
530
"63,644"
Sole
N/A
"63,644"
0
0

ITT Educational Services
Com
45068B109
411
"3,650"
Sole
N/A
"3,650"
0
0

Johnson & Johnson
Com
478160104
915
"14,035"
Sole
N/A
"14,035"
0
0

Kraft Foods Inc
Cl A
50075N104
1,347
"44,545"
Sole
N/A
"44,545"
0
0

Kroger Co.
COM
501044101
2,125
"98,100"
Sole
N/A
"98,100"
0
0

Lincoln EDL SVCS Corp
COM
533535100
302
"11,927"
Sole
N/A
"11,927"
0
0

Lowes Cos Inc
COM
548661107
546
"22,520"
Sole
N/A
"22,520"
0
0

Manpower Inc.
COM
56418H100
460
"8,050"
Sole
N/A
"8,050"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,436
"99,739"
Sole
N/A
"99,739"
0
0

McDonalds Corp
Com
580135101
456
"6,831"
Sole
N/A
"6,831"
0
0

Merck & Co. Inc
COM
589331107
1,209
"32,358"
Sole
N/A
"32,358"
0
0

Microsoft Corp
COM
594918104
1,994
"68,077"
Sole
N/A
"68,077"
0
0

Motorola Inc.
COM
620076109
284
"40,504"
Sole
N/A
"40,504"
0
0

Nike Inc
Cl B
654106103
516
"7,016"
Sole
N/A
"7,016"
0
0

Nokia Corp
Sponsored ADR
654902204
272
"17,525"
Sole
N/A
"17,525"
0
0

Oracle Corp
COM
68389X105
353
"13,720"
Sole
N/A
"13,720"
0
0

Paychex Inc.
Com
704326107
1,826
"59,450"
Sole
N/A
"59,450"
0
0

Petroleo Brasileiro SA
Sponsored ADR
71654V408
205
"4,600"
Sole
N/A
"4,600"
0
0

PETROCHINA CO LTD
Sponsored ADR
71646e100
410
"3,500"
Sole
N/A
"3,500"
0
0

Pfizer Inc.
COM
717081103
1,629
"94,957"
Sole
N/A
"94,957"
0
0

PHILIP MORRIS INTL INC
Com
718172109
5,047
"96,765"
Sole
N/A
"96,765"
0
0

Plum Creek Timber Co
COM
729251108
362
"9,310"
Sole
N/A
"9,310"
0
0

Precision Castparts Corp
COM
740189105
775
"6,120"
Sole
N/A
"6,120"
0
0

Quest Diagnostics Inc.
COM
74834L100
253
"4,333"
Sole
N/A
"4,333"
0
0

Ralcorp Holdings Inc New
COM
751028101
302
"4,449"
Sole
N/A
"4,449"
0
0

SK Telecom Company
Sponsored ADR
78440P108
786
"45,525"
Sole
N/A
"45,525"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,278
"72,389"
Sole
N/A
"72,389"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
480
"30,744"
Sole
N/A
"30,744"
0
0

TELMEX INTERNACIONAL SAB DE
SPONS ADR SR L
879690105
920
"47,710"
Sole
N/A
"47,710"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
1,702
"79,000"
Sole
N/A
"79,000"
0
0

Travelers Companies Inc.
COM
89417E109
2,848
"52,795"
Sole
N/A
"52,795"
0
0

UNILEVER N V
N Y SHS NEW
904784709
832
"27,584"
Sole
N/A
"27,584"
0
0

United Parcel Service Inc
CL B
911312106
368
"5,708"
Sole
N/A
"5,708"
0
0

Unitedhealth Group Inc
Com
91324P102
2,285
"69,950"
Sole
N/A
"69,950"
0
0

Universal Tech Inst Inc
COM
913915104
525
"23,025"
Sole
N/A
"23,025"
0
0

UNUM Group
COM
91529y106
999
"40,344"
SOLE
N/A
"40,344"
0
0

VALERO ENERGY CORP NEW
Com
91913y100
1,180
"59,900"
Sole
N/A
"59,900"
0
0

Value Line Inc.
Com
920437100
272
"11,785"
Sole
N/A
"11,875"
0
0

Verizon Communications
Com
92343V104
1,145
"36,910"
Sole
N/A
"36,910"
0
0

Waddell and Reed Finl Inc
CL A
930059100
501
"13,908"
Sole
N/A
"13,908"
0
0

Wal-Mart Stores Inc
COM
931142103
2,884
"51,875"
Sole
N/A
"51,875"
0
0

Washington Federal Inc.
COM
938824109
593
"29,186"
Sole
N/A
"29,186"
0
0

Weight Watchers Intl. Inc.
Com
948626106
1,654
"64,800"
Sole
N/A
"64,800"
0
0

WellPoint Inc.
COM
94973V107
3,161
"49,100"
Sole
N/A
"49,100"
0
0

Western Union CO
COM
959802109
894
"52,688"
Sole
N/A
"52,688"
0
0

Willbros Group Inc
COM
969199108
226
"18,825"
Sole
N/A
"18,825"
0
0

Yum! Brands, Inc
COM
988498101
285
"7,448"
Sole
N/A
"7,448"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,914
"32,325"
Sole
N/A
"32,325"
0
0